Prepayments and other current assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 28, 2021 CNY (¥)	Aug. 16, 2021 CNY (¥)
Prepayments and other current assets
Minority interest	¥ 154,909	¥ 159,900		$ 22,460
Provision for prepayments and other current assets	8,781	¥ 636	¥ 1,500
High Vision (Beijing) Network Technology Co., Ltd.
Prepayments and other current assets
Minority interest					¥ 100,000
Percentage of voting equity interests acquired					100.00%
Beijing Xiao Benniao Information Technology Co., Ltd. | Investment agreement
Prepayments and other current assets
Minority interest						¥ 100,000
Beijing Xiao Benniao Information Technology Co., Ltd. | High Vision (Beijing) Network Technology Co., Ltd.
Prepayments and other current assets
Prepayment returned	¥ 100,000